UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

1.804870.106

HIM-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.8%
	Principal Amount	Value
Alabama - 0.2%
Health Care Auth. for Baptist Health Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 1,500,000	$ 1,574,310
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,092,300
		2,666,610
Arizona - 3.0%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,129,070
5.25% 10/1/20 (FSA Insured)	1,600,000	1,808,336
5.25% 10/1/21 (FSA Insured)	850,000	949,416
5.25% 10/1/26 (FSA Insured)	500,000	535,225
5.25% 10/1/28 (FSA Insured)	1,600,000	1,687,936
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,368,931
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21	1,200,000	1,319,952
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/23	1,000,000	1,045,010
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,483,666
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A, 6.25% 7/1/38	2,200,000	2,323,838
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,563,838
Maricopa County Cmnty. College District Series 2004, 5% 7/1/12	3,000,000	3,261,480
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,700,000	1,714,331
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,018,080
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (g)	2,000,000	2,170,440
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	1,620,000	1,477,877
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2005, 5% 7/1/29	2,000,000	2,098,260
Series 2009 A, 5% 7/1/39 (c)	3,400,000	3,566,770
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (h)	3,750,000	3,530,438
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	$ 1,000,000	$ 996,380
5.25% 12/1/22	1,500,000	1,509,360
		37,558,634
California - 14.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	1,600,000	1,736,160
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/21	5,000,000	5,752,450
California Econ. Recovery:
Series 2009 A, 5.25% 7/1/14	585,000	671,562
Series A, 5% 7/1/18	1,400,000	1,617,098
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	30,376
5% 11/1/24	2,400,000	2,524,800
5% 6/1/27 (AMBAC Insured)	600,000	613,530
5% 9/1/27	1,410,000	1,441,796
5% 3/1/31	1,800,000	1,786,212
5% 9/1/31	1,500,000	1,488,360
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	843,842
5% 9/1/32	1,600,000	1,580,976
5% 8/1/33	1,300,000	1,280,084
5% 9/1/33	1,800,000	1,773,270
5% 9/1/35	1,600,000	1,568,560
5.125% 11/1/24	600,000	627,540
5.25% 2/1/16	1,000,000	1,097,280
5.25% 2/1/24	1,000,000	1,046,110
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	512,060
5.25% 2/1/28	1,200,000	1,224,252
5.25% 2/1/33	2,000,000	2,015,760
5.25% 12/1/33	20,000	20,233
5.25% 3/1/38	2,600,000	2,612,792
5.5% 8/1/27	2,100,000	2,222,325
5.5% 8/1/29	2,800,000	2,928,828
5.5% 8/1/30	2,000,000	2,081,240
5.5% 11/1/33	5,400,000	5,502,060
5.5% 3/1/40	1,000,000	1,019,340
6% 3/1/33	2,600,000	2,824,666
6% 4/1/38	4,400,000	4,747,512
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
6% 11/1/39	$ 11,700,000	$ 12,664,431
6.5% 4/1/33	3,800,000	4,307,680
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	1,000,000	1,037,910
Series 2009 D, 5%, tender 7/1/14 (d)	1,055,000	1,155,489
Series 2009 E, 5.625% 7/1/25	2,000,000	2,116,880
Series 2009 F, 5%, tender 7/1/14 (d)	1,000,000	1,095,250
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,015,919
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	1,400,000	1,570,030
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,200,000	1,262,244
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	2,722,525
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (d)(g)	1,000,000	1,043,360
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	1,968,380
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,685,232
5% 11/1/21	1,760,000	1,817,042
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,019,600
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,790,338
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	2,300,000	2,466,060
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,647,764
Series 2005 H, 5% 6/1/18	1,425,000	1,502,876
Series 2009 G1, 5.75% 10/1/30	600,000	611,496
Series 2009 I:
6.125% 11/1/29	400,000	423,828
6.375% 11/1/34	1,000,000	1,068,600
Series 2010 A, 5.75% 3/1/30	1,000,000	1,012,430
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,814,562
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	$ 500,000	$ 519,685
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,021,910
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	6,900,000	7,562,124
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,289,002
Fontana Unified School District Gen. Oblig. 5% 5/1/18 (Assured Guaranty Corp. Insured)	1,170,000	1,313,348
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	617,365
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	404,920
5.75% 1/15/40	600,000	582,588
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,150,000	4,693,041
5% 6/1/45	1,000,000	911,270
Series 2007 A1, 5% 6/1/33	400,000	304,980
5% 6/1/45 (FSA Insured)	125,000	119,633
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,088,700
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,362,730
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	300,000	322,647
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	4,000,000	4,024,680
5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,308,021
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,228,060
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	993,740
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,061,090
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	$ 1,000,000	$ 1,073,040
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,000,000	1,130,330
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,105,436
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,024,390
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	256,700
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	2,000,000	1,823,320
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	400,000	449,120
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,009,270
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,211,727
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	626,810
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	400,000	421,264
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,573,609
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	643,740
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	674,362
5.5% 5/15/20 (AMBAC Insured)	740,000	755,207
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,470,000	2,792,335
Series 2009 O, 5.75% 5/15/30	5,985,000	6,786,870
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,000,000	1,079,730
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Washington Township Health Care District Rev. Series A, 5% 7/1/15	$ 1,025,000	$ 1,106,713
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	751,884
		173,036,391
Colorado - 1.6%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100) (h)	1,810,000	2,076,631
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (h)	2,800,000	1,836,828
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	900,480
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,023,540
(Volunteers of America Care Proj.):
Series 2007 A, 5.3% 7/1/37	300,000	238,866
Series A, 5% 7/1/14	570,000	563,217
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,600,000	4,599,816
Dawson Ridge Metropolitan District #1 Series 1992 A:
0% 10/1/17 (Escrowed to Maturity) (h)	1,200,000	994,596
0% 10/1/22 (Escrowed to Maturity) (h)	6,100,000	3,971,954
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,000,000	1,055,910
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/10	1,305,000	1,314,070
E-470 Pub. Hwy. Auth. Rev. Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	850,650
		20,426,558
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - 0.5%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	$ 2,000,000	$ 2,382,100
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (g)	3,350,000	3,350,000
		5,732,100
District Of Columbia - 1.4%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,168,344
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	1,996,450
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,747,376
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	6,835,968
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	710,680
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	1,341,577
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	1,229,550
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	700,000	723,625
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	1,901,585
		17,655,155
Florida - 4.0%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,042,020
Broward County School Board Ctfs. of Prtn. Series 2007 A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,081,110
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,577,070
Citizens Property Ins. Corp. Series 2010 A1:
5% 6/1/16 (FSA Insured)	1,500,000	1,577,970
5% 6/1/17 (FSA Insured)	1,000,000	1,056,710
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	621,990
Florida Board of Ed. Series 2000 B, 5.5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,086,200
Florida Board of Ed. Pub. Ed. Cap. Outlay Series A, 5.5% 6/1/38	400,000	441,776
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	$ 1,000,000	$ 1,106,440
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	500,000	574,360
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	1,400,000	1,283,996
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,000,000	1,017,720
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	2,300,000	2,412,746
Series 2005 B:
5% 11/15/30	505,000	508,222
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (h)	70,000	81,965
Series 2006 G:
5% 11/15/16	95,000	106,260
5% 11/15/16 (Escrowed to Maturity) (h)	5,000	5,888
5.125% 11/15/18	965,000	1,032,454
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (h)	35,000	41,470
Series B:
5% 11/15/14	875,000	978,714
5% 11/15/14 (Escrowed to Maturity) (h)	125,000	145,328
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	2,000,000	2,162,300
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,429,531
5% 7/1/19	2,230,000	2,276,897
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	1,000,000	1,150,520
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29	535,000	513,573
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,047,860
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,000,000	1,033,900
Series 2009 B, 5% 10/1/18	4,790,000	5,164,195
Miami-Dade County Aviation Rev. Series 2010 A, 5.375% 10/1/41	1,500,000	1,519,215
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,099,360
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	$ 4,000,000	$ 4,564,520
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	2,100,000	2,142,252
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,000,000	1,005,380
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	1,100,000	1,153,493
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	531,450
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,448,566
Winter Park Wtr. and Swr. Impt. Rev. Series 2009, 5% 12/1/34	2,250,000	2,331,293
		49,354,714
Georgia - 3.5%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,000,000	2,048,660
Atlanta Arpt. Rev. Series 2004 F, 5.25% 1/1/13 (FSA Insured) (g)	1,000,000	1,074,310
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004:
5% 11/1/37	2,400,000	2,441,064
5% 11/1/43	9,070,000	9,113,990
Series 2009 A:
6% 11/1/25	3,000,000	3,395,130
6.25% 11/1/39	3,500,000	3,825,710
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,276,142
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity) (h)	1,100,000	752,554
Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	1,800,000	1,231,452
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	971,645
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,691,375
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,599,294
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	5,315,000	3,636,204
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	$ 2,600,000	$ 2,645,370
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	2,500,000	1,710,350
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	2,310,000	1,580,363
		42,993,613
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,300,000	1,383,668
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,250,000	1,385,500
		2,769,168
Idaho - 0.2%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,621,434
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,329,204
		2,950,638
Illinois - 10.1%
Chicago Board of Ed. Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,052,961
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	720,890
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,125,000	5,197,308
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	3,106,080
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	316,113
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,655,933
Series A:
5% 1/1/42 (AMBAC Insured)	35,000	35,239
5.5% 1/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	260,562
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.: - continued
Series C, 5.5% 1/1/40 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 525,000	$ 531,946
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,053,750
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,405,000	1,401,951
Series A, 5.5% 1/1/16 (AMBAC Insured) (g)	305,000	305,808
Chicago Park District Series A, 5.5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	155,000	157,063
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21	1,400,000	1,479,884
Cmnty. College District #525 Gen. Oblig. (Joliet Jr. College Proj.) Series 2008, 5.75% 6/1/28	1,000,000	1,115,810
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	1,100,000	1,152,316
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	320,685
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,134,790
Series 2010 A, 5.25% 11/15/33	3,250,000	3,402,003
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,455,504
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	290,000	302,688
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23	1,150,000	1,266,748
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (h)	8,500,000	5,301,195
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,638,592
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,118,830
(Alexian Brothers Health Sys. Proj.):
Series 2008, 5.5% 2/15/38	1,000,000	995,760
Series 2010:
5% 2/15/22	1,000,000	996,520
5.25% 2/15/30	2,600,000	2,571,790
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,238,256
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	$ 1,300,000	$ 1,329,016
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,300,000	1,302,366
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,464,958
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,900,000	1,995,494
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,300,000	2,523,261
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	5,000,000	5,190,300
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,500,000	2,536,550
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	1,500,000	1,620,030
Series 2009 D, 6.625% 11/1/39	1,445,000	1,560,629
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,980,500
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,146,178
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,244,100
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B:
5% 8/15/23	1,100,000	1,180,729
5% 8/15/24	1,200,000	1,274,880
Illinois Gen. Oblig.:
First Series, 5.75% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (h)	1,000,000	1,017,850
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,125,460
Series 2006, 5.5% 1/1/31	1,000,000	1,047,720
Series 2010, 5% 1/1/23 (FSA Insured)	1,300,000	1,353,404
Illinois Health Facilities Auth. Rev.:
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,116,170
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,011,260
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,064,820
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (h)	1,500,000	1,541,865
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	2,700,000	3,040,200
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	$ 2,000,000	$ 1,378,220
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	755,750
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,348,688
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity) (h)	235,000	205,526
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	616,552
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,125,201
Lake County Forest Preservation District Series 2007 A, 0.71% 12/15/13 (d)	910,000	875,020
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,952,565
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,675,000	2,155,060
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	512,140
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300,000	3,386,295
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	2,457,764
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,140,000	624,332
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	1,445,409
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	203,570
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	63,235
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	1,011,480
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,038,780
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,086,950
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,700,000	$ 3,301,695
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,092,464
Series 2009 A, 5.75% 4/1/38	2,940,000	3,227,444
Series 2010 A:
5% 4/1/25	1,000,000	1,058,850
5.25% 4/1/30	1,000,000	1,050,960
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/23	700,000	353,346
Will County Cmnty. Unit School District #365-U:
(Valley View Proj.) Series 2002, 0% 11/1/19 (FSA Insured)	5,875,000	4,041,178
Series 2002:
0% 11/1/14 (FSA Insured)	1,000,000	912,130
0% 11/1/16 (FSA Insured)	1,100,000	899,503
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	896,200
		125,031,022
Indiana - 2.6%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	1,990,391
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,700,000	4,373,733
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,026,430
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,088,280
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/11	1,500,000	1,524,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	2,000,000	2,132,620
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series A5, 5%, tender 8/1/13 (d)	3,800,000	4,201,774
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	$ 1,000,000	$ 805,740
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (g)	1,000,000	1,089,750
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,097,960
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	992,216
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) Series 1995 C, 5.95% 12/1/29 (g)	2,000,000	2,041,440
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/28	660,000	718,318
5% 7/1/35	500,000	528,310
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	1,000,000	1,022,340
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) Series 2009, 5% 3/1/36	2,300,000	2,436,620
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	2,996,705
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	765,793
		31,833,320
Iowa - 0.4%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13	170,000	179,799
5.125% 6/1/39	70,000	66,124
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,273,644
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (h)	3,380,000	3,549,946
		5,069,513
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2009 C, 5.75% 11/15/38	1,900,000	2,092,052
Series 2009 D, 5.125% 11/15/39	1,250,000	1,288,563
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	$ 335,000	$ 374,490
5.25% 11/15/16	955,000	1,056,708
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,067,870
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,034,670
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	300,000	306,570
5% 11/15/17	500,000	549,495
		7,770,418
Kentucky - 1.0%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/23	1,000,000	1,051,690
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/18	3,000,000	3,352,680
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,052,340
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	1,017,390
(Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,683,625
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	400,000	416,052
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,170,000	2,254,934
		11,828,711
Louisiana - 0.7%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,925,352
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,600,000	1,661,376
5.5% 6/1/41 (FGIC Insured)	1,000,000	1,044,990
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (g)	1,570,000	1,674,986
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,033,660
0% 9/1/15 (AMBAC Insured)	700,000	566,314
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	385,000	388,080
		8,294,758
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,214,455
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	1,000,000	1,049,940
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,370,707
		3,635,102
Maryland - 0.8%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	529,915
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.) Series 1993:
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,665,000	1,813,318
5.75% 7/1/13 (Escrowed to Maturity) (h)	405,000	441,077
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,076,270
Series 2010, 5.125% 7/1/39	900,000	921,618
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	885,000	991,014
6% 1/1/38	2,800,000	3,014,480
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	1,020,890
		9,808,582
Massachusetts - 2.9%
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,510,684
Massachusetts Gen. Oblig.:
Series 2007 A, 0.801% 5/1/37 (d)	1,000,000	766,690
Series 2007 C:
5% 8/1/37	4,800,000	5,069,232
5.25% 8/1/24	2,200,000	2,502,676
Series 2009 C, 5% 7/1/21	4,135,000	4,794,698
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (d)	$ 1,000,000	$ 1,077,860
(CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	1,000,000	1,005,440
5.125% 7/1/38	1,000,000	991,880
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	245,000	245,007
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	4,500,000	4,500,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	5,000,000	5,502,900
5% 8/15/30	4,500,000	4,726,170
Series 2007 A:
5% 8/15/22 (AMBAC Insured)	600,000	673,932
5% 8/15/37	2,200,000	2,310,242
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,010
		35,687,421
Michigan - 2.1%
Allegan Pub. School District 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,750,037
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,100,000	1,159,895
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,000,000	1,192,180
Series 2006, 5% 7/1/36	2,800,000	2,724,540
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,640,177
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,854,558
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,146,950
Ferris State Univ. Rev. 5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,539,533
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,618,144
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	$ 1,000,000	$ 1,119,250
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,185,382
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	2,000,000	2,004,280
Series 2008 A, 5.75% 5/15/38	1,000,000	1,038,630
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	2,749,025
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	1,000,000	792,870
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	600,000	719,826
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,073,550
		26,308,827
Minnesota - 1.5%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,647,054
Elk River Independent School District #728 Series 2002 A, 5.25% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (h)	3,865,000	4,249,104
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2007 A, 5% 1/1/22	1,000,000	1,092,010
Series 2008 A:
5% 1/1/11 (g)	1,500,000	1,522,935
5% 1/1/14 (g)	1,000,000	1,085,950
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,120,020
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,248,214
Rochester Hsg. & Hlthcar Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,035,980
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,011,640
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,334,676
Series 2003 11, 5.25% 12/1/18	1,000,000	1,102,660
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	$ 1,000,000	$ 1,119,150
Series 2009, 5.75% 7/1/39	1,600,000	1,608,768
		19,178,161
Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34	1,200,000	1,203,192
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	873,367
		2,076,559
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	1,800,000	1,872,306
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.861% 12/1/17 (d)	1,100,000	866,415
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,421,303
(Immanuel Med. Ctr. Proj.) Series 2010, 5.5% 1/1/30	1,000,000	1,027,290
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	2,000,000	2,041,680
		5,356,688
Nevada - 0.6%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (g)	1,000,000	1,026,300
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,085,840
5.625% 7/1/32	3,000,000	3,297,720
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B:
5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,087,750
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,085,590
		7,583,200
Municipal Bonds - continued
	Principal Amount	Value
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	$ 1,800,000	$ 1,843,506
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	100,000	102,144
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	1,000,000	1,088,240
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	1,000,000	1,003,980
		4,037,870
New Jersey - 1.1%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	821,814
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,069,350
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,092,360
5.25% 3/1/23	2,000,000	2,171,380
5.25% 3/1/25	1,500,000	1,609,380
5.25% 3/1/26	915,000	976,543
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,106,250
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	1,600,000	1,843,920
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	1,000,000	1,057,000
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	460,624
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,042,630
		13,251,251
New Mexico - 0.2%
Albuquerque Arpt. Rev. 6.75% 7/1/11 (AMBAC Insured) (g)	1,805,000	1,883,933
New York - 9.8%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	1,500,000	1,639,185
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.): - continued
5.75% 5/1/21	$ 1,200,000	$ 1,275,756
Series 2004:
5.75% 5/1/17	1,600,000	1,801,040
5.75% 5/1/25 (FSA Insured)	600,000	646,488
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	2,000,000	1,934,840
5% 2/15/47	1,200,000	1,160,904
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,466,836
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (h)	1,000,000	1,082,430
New York City Gen. Oblig.:
Series 2003 J:
5.5% 6/1/19	630,000	689,522
5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (h)	250,000	284,715
Series 2005 G, 5% 8/1/15	1,000,000	1,151,080
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,659,135
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,239,840
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	3,900,000	4,478,955
Series 2009 I-1, 5.625% 4/1/29	600,000	678,696
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	500,000	516,255
Series 2003 A, 5.125% 6/15/34	2,000,000	2,065,020
Series 2003 E, 5% 6/15/34	1,600,000	1,664,352
Series 2005 D:
5% 6/15/37	400,000	416,604
5% 6/15/38	1,300,000	1,353,378
5% 6/15/39	500,000	519,190
Series 2007 DD, 4.75% 6/15/35	1,400,000	1,422,050
Series 2009 A, 5.75% 6/15/40	2,300,000	2,605,647
Series 2009 CC, 5% 6/15/34	2,100,000	2,209,977
Series 2009 EE, 5.25% 6/15/40	1,800,000	1,948,284
Series FF 2, 5.5% 6/15/40	3,000,000	3,349,500
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,101,240
Series 2009 S3, 5.25% 1/15/34	4,000,000	4,249,200
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S4:
5.5% 1/15/39	$ 850,000	$ 932,943
5.75% 1/15/39	1,600,000	1,790,480
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	1,000,000	1,055,500
6% 11/1/28 (b)	2,000,000	2,123,320
Series 2003 B, 5.25% 2/1/29 (b)	2,000,000	2,041,980
Series 2004 B, 5% 8/1/32	1,300,000	1,340,755
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,028,020
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	1,000,000	1,025,990
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	2,700,000	3,064,473
Series 2007 A, 5% 3/15/32	2,400,000	2,526,768
Series 2009 A, 5% 2/15/34	1,100,000	1,169,828
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	1,200,000	1,305,696
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	1,000,000	1,055,440
Series 2007 B, 5.25% 7/1/24	200,000	207,490
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,066,530
Series 2002 B, 5.25%, tender 5/15/12 (d)	1,100,000	1,183,039
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,388,650
Series B, 5% 11/15/34	1,200,000	1,258,032
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	1,900,000	2,187,451
Series 2008 A, 5.25% 11/15/36	3,700,000	3,814,774
Series 2008 C, 6.5% 11/15/28	1,000,000	1,166,230
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,628,400
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,702,208
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,692,165
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	$ 1,100,000	$ 1,225,521
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (g)	2,700,000	1,933,686
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (h)	980,000	1,050,384
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,073,960
5.25% 6/1/22 (AMBAC Insured)	2,360,000	2,526,522
5.5% 6/1/14	440,000	441,377
5.5% 6/1/16	4,700,000	4,716,779
5.5% 6/1/17	4,000,000	4,161,720
Series 2003B 1C:
5.5% 6/1/14	360,000	361,127
5.5% 6/1/15	1,700,000	1,706,120
5.5% 6/1/16	1,000,000	1,040,770
5.5% 6/1/17	1,600,000	1,664,688
5.5% 6/1/18	2,800,000	2,995,580
5.5% 6/1/19	1,600,000	1,754,880
5.5% 6/1/21	5,000,000	5,446,500
5.5% 6/1/22	1,500,000	1,626,645
		121,092,540
New York & New Jersey - 0.7%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (g)	500,000	500,850
5% 7/15/35	5,900,000	6,265,623
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,400,000	1,488,550
		8,255,023
North Carolina - 1.2%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,028,290
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (g)	1,000,000	1,052,220
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,361,428
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
Nash Health Care Sys. Health Care Facilities Rev. 5% 11/1/30 (FSA Insured)	$ 1,200,000	$ 1,227,576
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	362,125
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	1,620,000	1,651,169
Series 2009 B, 5% 1/1/26	1,800,000	1,898,442
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,095,730
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,086,290
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	1,038,190
Series 2010 B, 5% 1/1/20	1,300,000	1,477,463
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,450,116
		14,729,039
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,000,000	1,008,610
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,344,597
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,271,855
		4,625,062
Ohio - 0.9%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	2,000,000	1,498,580
Series A-2:
5.875% 6/1/47	1,300,000	924,651
6.5% 6/1/47	2,800,000	2,189,180
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	1,004,960
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	2,000,000	2,127,120
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	1,500,000	1,679,475
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Plain Local School District 6% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 410,000	$ 422,550
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,431,444
		11,277,960
Oklahoma - 0.8%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,695,000	1,851,974
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000,000	1,070,420
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	1,600,000	1,673,520
5.5% 8/15/22	2,865,000	3,132,963
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,627,305
		9,356,182
Oregon - 0.7%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 A, 5.5% 7/15/35	900,000	945,297
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,200,000	1,260,144
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (Pre-Refunded to 5/1/11 @ 101) (h)	1,715,000	1,797,200
Oregon Gen. Oblig. (State Board of Higher Ed. Proj.) Series 2009 A:
5.75% 8/1/25	500,000	585,055
5.75% 8/1/26	1,000,000	1,163,240
5.75% 8/1/28	500,000	575,205
5.75% 8/1/29	500,000	573,705
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,189,850
		8,089,696
Pennsylvania - 2.0%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	954,363
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,149,456
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,378,700
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	$ 1,000,000	$ 1,012,310
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,646,614
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,560,515
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	844,284
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	485,572
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,136,805
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (g)	2,000,000	2,032,340
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	1,500,000	1,557,405
Series 2009 D, 5.5% 12/1/41	2,400,000	2,521,248
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	524,705
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	603,930
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	600,000	695,598
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	210,076
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	2,937,650
		24,251,571
Puerto Rico - 0.8%
Puerto Rico Govt. Dev. Bank:
Series 2006 B:
5% 12/1/10	1,000,000	1,012,730
5% 12/1/12	2,500,000	2,646,625
Series 2006 C, 5.25% 1/1/15 (g)	1,000,000	1,047,960
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	600,000	638,928
5.75%, tender 7/1/17 (d)	1,100,000	1,187,593
Series N, 5.5% 7/1/22	1,100,000	1,146,739
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	$ 2,800,000	$ 418,236
Series 2009 A, 6% 8/1/42	1,400,000	1,497,258
		9,596,069
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,088,050
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (g)	2,840,000	3,153,394
		4,241,444
South Carolina - 1.2%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	4,080,225
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,081,360
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,137,328
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	300,000	301,461
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,057,920
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (h)	1,000,000	1,045,110
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,405,300
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,000,000	1,082,340
		15,191,044
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	1,049,760
5% 12/15/15	1,500,000	1,550,475
5% 12/15/16	1,500,000	1,533,525
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,026,050
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	$ 1,400,000	$ 1,471,988
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,891,766
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (g)	1,600,000	1,714,752
		10,238,316
Texas - 12.6%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	1,200,000	1,252,752
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,158,000
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	880,970
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,247,103
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,294,150
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	300,000	312,189
Boerne Independent School District Series 2004, 5.25% 2/1/35	900,000	925,353
Comal Independent School District:
Series 2007, 5% 2/1/36	2,500,000	2,595,925
Series 2008A, 5.25% 2/1/23	2,240,000	2,567,824
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,155,730
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,076,986
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,241,800
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008, 5.25% 12/1/43	3,785,000	3,988,103
5% 12/1/36	4,700,000	4,874,934
5.25% 12/1/38	5,600,000	6,045,928
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (g)	2,500,000	2,582,700
Series 2009 A, 5% 11/1/24	1,000,000	1,058,660
Series A, 5.25% 11/1/12 (g)	1,000,000	1,076,350
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	358,854
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	$ 1,280,000	$ 1,345,869
Eagle Mountain & Saginaw Independent School District Series 2008, 5% 8/15/38	1,480,000	1,556,886
Fort Bend Independent School District Series 2009, 5% 2/15/34	2,500,000	2,621,575
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,394,748
Garland Independent School District Series 2001, 5.5% 2/15/19	45,000	45,154
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,055,970
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (d)(g)	1,500,000	1,502,670
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2010, 5% 10/1/29	500,000	515,915
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,051,675
(Road Proj.) Series 2008 B, 5.25% 8/15/47	6,800,000	7,126,400
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	588,880
5.25% 10/1/24	370,000	410,707
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100) (h)	130,000	152,389
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,371,372
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,054,990
Houston Arpt. Sys. Rev. Series A, 5.625% 7/1/19 (FSA Insured) (g)	1,000,000	1,057,860
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2010 A, 5% 5/15/35	1,300,000	1,381,562
Houston Independent School District:
Series 2005 A, 0% 2/15/16	1,700,000	1,507,900
0% 8/15/13	1,300,000	1,252,199
Houston Util. Sys. Rev. Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	2,100,000	2,168,124
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	846,400
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Humble Independent School District: - continued
Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,800,000	$ 1,996,920
Irving Gen. Oblig. Series 2009, 5% 9/15/19	1,690,000	2,005,134
Judson Independent School District Series 2005 B, 5% 2/1/24 (FSA Insured)	950,000	998,051
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	751,506
Lampasas Independent School District (School Bldg. Proj.) Series 2007, 5.25% 2/15/32	1,000,000	1,060,950
Lewisville Independent School District 0% 8/15/19	2,340,000	1,772,433
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,166,627
Longview Independent School District 5% 2/15/37	1,000,000	1,048,100
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,300,000	1,362,270
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	700,000	703,192
Series C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,084,610
Mansfield Independent School District:
5.375% 2/15/26	145,000	147,252
5.5% 2/15/17	25,000	26,724
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,051,034
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,310,245
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,009,210
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/24	2,000,000	2,215,000
Series 2008 E3, 5.75%, tender 1/1/16 (d)	1,000,000	1,133,650
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	900,438
Series 2009 A, 6.25% 1/1/39	1,800,000	1,960,542
Northside Independent School District 5.5% 2/15/15	940,000	962,682
Northwest Texas Independent School District 5.5% 8/15/21	170,000	184,698
Port Houston Auth. Harris County Series 2010 D2, 5% 10/1/39 (c)	1,900,000	2,013,240
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	421,996
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Prosper Independent School District: - continued
5.375% 8/15/37	$ 2,000,000	$ 2,145,520
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (g)	1,635,000	1,766,634
5.25% 7/1/18 (FSA Insured) (g)	2,505,000	2,684,483
San Antonio Elec. & Gas Sys. Rev. Series 2008:
5% 2/1/22	1,000,000	1,124,730
5% 2/1/24	1,000,000	1,108,520
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	2,300,000	2,400,556
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,665,941
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/18	345,000	352,004
Series 2008, 5.25% 2/1/38	3,145,000	3,349,299
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,206,040
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,273,618
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2010 A, 5% 12/1/33	1,450,000	1,503,578
Texas Gen. Oblig. (Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	1,500,000	1,514,895
Series 2008, 4.75% 4/1/37	4,500,000	4,598,280
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,700,000	4,636,456
0% 9/1/11 (Escrowed to Maturity) (h)	50,000	49,653
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	965,327
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,502,136
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,600,000	1,662,512
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	1,400,000	1,449,546
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	4,100,000	4,143,788
5.75% 8/15/38 (AMBAC Insured)	3,775,000	3,834,041
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	$ 1,000,000	$ 1,134,060
5% 4/1/23	1,500,000	1,674,990
Texas Wtr. Dev. Board Rev.:
Series 1999 A, 5.5% 7/15/21	1,000,000	1,003,130
Series 2008 B, 5.25% 7/15/23	1,600,000	1,812,416
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (h)	1,000,000	1,096,070
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,871,803
5.5% 2/15/37	2,100,000	2,278,899
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,440,000	1,501,517
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35,000	35,694
		155,336,196
Utah - 0.1%
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,291,908
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	400,000	405,328
6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,007,790
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,726,022
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,033,470
		5,172,610
Virginia - 0.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	4,000,000	4,412,040
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	400,000	409,252
		4,821,292
Municipal Bonds - continued
	Principal Amount	Value
Washington - 5.3%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 787,560
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,950,000	2,022,794
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,101,920
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,039,480
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,077,270
5% 1/1/35	2,000,000	2,072,660
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,839,928
Series 2008, 5.75% 1/1/43	3,600,000	3,916,116
Series 2009, 5.25% 1/1/42	1,000,000	1,059,880
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (g)	3,000,000	3,021,330
Spokane County School District #81 5.25% 12/1/18	1,000,000	1,096,330
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,072,110
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,076,500
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (h)	1,000,000	1,020,390
5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (h)	1,000,000	1,020,600
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	896,508
Series S5, 0% 1/1/18	2,230,000	1,800,324
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,349,950
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	2,000,000	2,118,360
(MultiCare Health Sys. Proj.):
Series 2007 B, 5.5% 8/15/38 (FSA Insured)	3,000,000	3,108,180
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,074,950
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
Series 2010 A, 5% 8/15/18	$ 2,295,000	$ 2,482,387
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,070,140
Series 2006 D, 5.25% 10/1/33	1,000,000	1,044,620
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,450,974
5.7% 7/1/38	2,270,000	2,305,934
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,464,629
		65,391,824
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,049,700
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (h)	465,000	501,591
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (h)	400,000	442,172
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	351,184
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	68,446
5.5% 3/1/17 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (h)	1,095,000	1,163,799
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 E, 5% 11/15/30	1,900,000	1,961,104
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	970,750
Series B, 6% 2/15/25	1,500,000	1,513,680
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	500,000	501,305
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	900,000	938,160
		8,412,191
Municipal Bonds - continued
	Principal Amount	Value
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 1,100,000	$ 1,195,260
TOTAL MUNICIPAL BONDS (Cost $1,116,341,929)		1,159,266,150
Municipal Notes - 0.1%

Florida - 0.1%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $1,500,000)	1,500,000	1,547,835
Money Market Funds - 0.7%
	Shares
Fidelity Municipal Cash Central Fund, 0.30% (e)(f) (Cost $8,309,000)	8,309,000	8,309,000
TOTAL INVESTMENT PORTFOLIO - 94.6% (Cost $1,126,150,929)		1,169,122,985
NET OTHER ASSETS (LIABILITIES) - 5.4%		67,197,066
NET ASSETS - 100%		$ 1,236,320,051
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 15,800
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 1,160,813,985	$ -	$ 1,160,813,985	$ -
Money Market Funds	8,309,000	8,309,000	-	-
Total Investments in Securities:	$ 1,169,122,985	$ 8,309,000	$ 1,160,813,985	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $1,125,773,401. Net unrealized appreciation aggregated $43,349,584, of which $50,429,128 related to appreciated investment securities and $7,079,544 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2010